Goodwill and Other Intangible Assets (Details) - Schedule of Definite-Lived Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 857	$ 857
Less – accumulated amortization	(586)	(524)
Total Intangible assets	271	333
Functional currency translation adjustments	(6)	41
Total intangible assets, net	266	374
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	312	312
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 545	$ 545